Other current financial liabilities - Disclosure of Other Current Financial Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial liabilities [line items]
Other current financial liabilities	€ 13,689	€ 19,227
Lease liabilities
Disclosure of financial liabilities [line items]
Other current financial liabilities	8,802	6,984
Put options
Disclosure of financial liabilities [line items]
Other current financial liabilities	1,479	794
Warrants
Disclosure of financial liabilities [line items]
Other current financial liabilities	863	11,449	€ 12,051
Other financial liabilities
Disclosure of financial liabilities [line items]
Other current financial liabilities	€ 2,544	€ 0